Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	$ 101
Balance end of year	221	$ 101
Property
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	35
Balance end of year	20	35
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	35
Balance end of year	20	35
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	66
Balance end of year	201	66
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	272	203
Additions during the year	204	73
Exchange rate adjustments	44	(4)
Balance end of year	520	272
Cost | Property
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	179	171
Additions during the year	55	12
Exchange rate adjustments	23	(4)
Balance end of year	257	179
Cost | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	93	32
Additions during the year	149	61
Exchange rate adjustments	21
Balance end of year	263	93
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(171)	(92)
Depreciation for the year	(105)	(81)
Exchange rate adjustments	(23)	2
Balance end of year	(299)	(171)
Accumulated Depreciation | Property
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(144)	(79)
Depreciation for the year	(71)	(67)
Exchange rate adjustments	(22)	2
Balance end of year	(237)	(144)
Accumulated Depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(145)	(79)
Balance end of year	(236)	(145)
Accumulated Depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance beginning of year	(27)	(13)
Depreciation for the year	(34)	(14)
Exchange rate adjustments	(1)
Balance end of year	$ (64)	$ (27)